Income Tax - Schedule of Effective Tax Rate (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax expense (income) [abstract]
Net profit (loss)	€ (28,894)	€ (23,719)	€ 67,259
Tax expense (income)	(380)	116	(2,215)
Profit (loss) before tax	€ (28,514)	€ (23,836)	€ 69,474
Applicable tax rate	25.00%	25.00%	27.37%
Tax expense (income) at applicable tax rate	€ 7,129	€ 5,959	€ (19,018)
Increase (Decrease) Related To Tax Effect [Abstract]
Tax Effect Of Tax Credits	1,452	1,504	1,512
Tax Effect Of Permanent Differences	(153)	(31)	833
Tax effect of foreign tax rates	(840)	(67)	7,323
Tax effect of tax losses	(7,832)	(7,037)	0
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce current tax expense	0	0	5,590
Tax Effect Of Adjustments Without Tax Incidence	(145)	(61)	(129)
Tax Effect Of Non-Recognition Of Deferred Tax Assets Related To Temporary Differences	454	331	(24)
Tax Effect Of Recognition Of Deferred Tax Assets Against Deferred Tax Liabilities	(418)	(453)	430
Tax Effect Of Renegotiation Of Convertible Debt	0	0	1,370
Other tax effects for reconciliation between accounting profit and tax expense (income)	€ (28)	€ (29)	€ (102)
Average effective tax rate	1.33%	(0.49%)	(3.19%)